Financial Instruments with Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2014
Investments, All Other Investments [Abstract]
Financial Instruments Whose Contract Amounts Represent Credit Risk

The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

	In Thousands
	Contract or Notional Amount
	2014	2013
Financial instruments whose contract amounts represent credit risk:
Unused commitments to extend credit	$307,332	185,633
Standby letters of credit	33,447	28,077

Total	$340,779	213,710